Contract with Customers - Contract Cost (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 40.6	$ 39.4
Non-current deferred mobilization and contract preparation costs	39.5	42.6
Total deferred mobilization and contract preparation asset	$ 80.1	$ 82.0